UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30,2012
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November 13, 2012

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$27,311
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** ACCENTURE PLC.             COM              G1151C101     1274 18192.000SH       SOLE                18192.000
*** CANADIAN NATL RAILWAY CO   COM              136375102     1886 21373.000SH       SOLE                21373.000
*** SCHLUMBERGER LTD           COM              806857108     1081 14941.000SH       SOLE                14941.000
CERNER CORP                    COM              156782104     1251 16167.000SH       SOLE                16167.000
CHEVRON CORP                   COM              166764100     1208 10360.000SH       SOLE                10360.000
CISCO SYS INC                  COM              17275r102      574 30076.000SH       SOLE                30076.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1461 20910.000SH       SOLE                20910.000
CONOCOPHILLIPS                 COM              20825c104      738 12898.000SH       SOLE                12898.000
EMC CORP                       COM              268648102     1377 50479.000SH       SOLE                50479.000
EOG RESOURCES, INC.            COM              26875P101      964 8600.000 SH       SOLE                 8600.000
EXXON MOBIL CORP               COM              30231g102     1285 14048.996SH       SOLE                14048.996
FLOWSERVE CP                   COM              34354P105     1026 8032.000 SH       SOLE                 8032.000
JOHNSON & JOHNSON              COM              478160104     1073 15577.000SH       SOLE                15577.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1332 14408.000SH       SOLE                14408.000
MICROSOFT CORP                 COM              594918104      863 28988.000SH       SOLE                28988.000
MONSANTO CO                    COM              61166W101     1072 11775.000SH       SOLE                11775.000
MONSTER BEVERAGE CORP          COM              411310105      809 14965.000SH       SOLE                14965.000
P G & E CORPORATION            COM              69331c108      200 4692.000 SH       SOLE                 4692.000
PRUDENTIAL FINANCIAL INC       COM              744320102      797 14623.000SH       SOLE                14623.000
RESMED INC.                    COM              761152107     1016 25100.000SH       SOLE                25100.000
STERICYLE, INC.                COM              858912108     1282 14164.000SH       SOLE                14164.000
STRYKER CORP                   COM              863667101      952 17099.000SH       SOLE                17099.000
TARGET CORP                    COM              87612e106     1193 18794.000SH       SOLE                18794.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1123 18621.000SH       SOLE                18621.000
WATERS CORP                    COM              941848103     1476 17708.000SH       SOLE                17708.000